MIU-Q1

Quarterly Report
June 30, 2026
MFS®  Municipal
Intermediate Fund

Portfolio of Investments
6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.7%
Alabama – 5.7%
Alabama Energy Southeast Cooperative District Energy Supply Rev., “B”, 5%, 11/01/2033	$255,000	$271,720
Baldwin County, AL, Industrial Development Authority, Solid Waste Disposal Rev. (Novelis Corp. Project), “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	465,000	483,186
Baldwin County, AL, Industrial Development Authority, Solid Waste Disposal Rev. (Novelis Corp. Project), “B”, 4.625%, 6/01/2055 (Put Date 6/01/2032)	135,000	137,748
Birmingham, AL, Special Care Facilities Financing Authority, Children's Hospital Health Care Facilities Rev., “A”, 5.25%, 6/01/2043	1,000,000	1,113,650
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 5%, 12/01/2034	1,925,000	2,037,235
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	185,000	189,038
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 5.25%, 5/01/2056 (Put Date 5/01/2032)	730,000	745,043
Black Belt Energy Gas District, AL, Gas Project Rev., “B”, 5%, 12/01/2034	565,000	606,737
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5.25%, 6/01/2036	975,000	1,050,599
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5.5%, 10/01/2054 (Put Date 6/01/2032)	250,000	269,692
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	345,000	361,005
Black Belt Energy Gas District, AL, Gas Project Rev., “I”, 5%, 10/01/2033	1,850,000	1,972,344
Black Belt Energy Gas District, AL, Gas Project Rev., “I”, 5%, 6/01/2036	2,000,000	2,100,995
Black Belt Energy Gas District, AL, Gas Project Rev., “J”, 5%, 11/01/2036	845,000	888,741
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5%, 12/01/2035	1,565,000	1,655,411
Black Belt Energy Gas District, AL, Gas Supply Rev., “D-1”, 4%, 7/01/2052 (Put Date 6/01/2027)	315,000	317,842
Board of Trustees of Alabama State University, General Tuition & Fee Rev., AGM, 5.25%, 9/01/2038	650,000	728,648
Energy Southeast, AL, Cooperative District Energy Supply Rev., “B”, 5%, 9/01/2033	1,610,000	1,649,316
Energy Southeast, AL, Cooperative District Energy Supply Rev., “B-1”, 5.75%, 4/01/2054 (Put Date 11/01/2031)	345,000	379,340
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, BAM, 5%, 8/01/2037	1,275,000	1,394,223
Jefferson County, AL, Sewer Rev. Warrants, 5%, 10/01/2038	750,000	814,856
Mobile, AL, Infirmary Health System Special Care Facilities, Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2037	1,110,000	1,094,049
Southeast Alabama Cooperative District, Energy Supply Rev., “C”, 5%, 10/01/2055 (Put Date 11/01/2032)	1,230,000	1,305,608
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	515,000	537,326
Southeast Alabama Energy Authority, Cooperative District Commodity Supply Rev. (Project No. 2), “B”, 4%, 12/01/2051 (Put Date 12/01/2031)	750,000	762,299
Southeast Alabama Energy Authority, Cooperative District Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	215,000	228,955
Southeast Alabama Energy Authority, Cooperative District Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	1,000,000	1,049,439
Southeast Alabama Gas Supply District Refunding Rev. (Project No. 2), “B”, 5%, 6/01/2049 (Put Date 5/01/2032)	500,000	527,179
		$24,672,224
Alaska – 0.4%
Alaska Housing Finance Corp., General Mortgage Rev. II, “C”, 5.75%, 12/01/2052	$245,000	$259,498
Alaska Railroad Corp., Cruise Port Rev., AGM, 5.5%, 10/01/2039	1,300,000	1,466,028
		$1,725,526
Arizona – 2.9%
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 4.5%, 7/01/2033	$415,000	$419,561
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), “A”, 4.875%, 7/01/2060	1,400,000	1,463,034
Arizona Industrial Development Authority, Education Rev. (Benjamin Franklin Charter School Projects), “A”, 4.43%, 7/01/2033	500,000	498,997
Arizona Industrial Development Authority, Multi-Family (Hacienda Del Rio Project), FNMA, 4.5%, 6/01/2041	797,730	819,388
Arizona Industrial Development Authority, Multi-Family Housing Refunding Rev. (Southgate-Canterbury House Project), 4.05%, 8/01/2036	1,000,000	1,002,638
Arizona Industrial Development Authority, Multi-Family Housing Rev. (Unity at West Glendale Project), 5%, 3/01/2045 (Put Date 9/01/2026)	67,000	67,235
Arizona Industrial Development Authority, Senior National Charter School Revolving Loan Fund Rev. (Equitable School Revolving Fund), “A”, 5%, 11/01/2039	500,000	546,303

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Arizona Industrial Development Authority, Solid Waste Disposal Rev. (Copper World LLC Project), “A”, 4.5%, 7/01/2046 (Put Date 7/02/2036)	$140,000	$142,140
Arizona Industrial Development Authority, Student Housing Rev. (Provident Group - NCCU Properties LLC - North Carolina Central University Project), “A”, BAM, 5%, 6/01/2049	1,320,000	1,343,606
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 9/01/2052 (Put Date 9/01/2027)	1,255,000	1,269,898
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional School Projects), “A”, 5%, 7/01/2035	1,000,000	1,047,310
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Co. of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	15,000	14,915
Phoenix, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, GNMA, 6.5%, 3/01/2055	260,000	287,831
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), VRDN, 2.95%, 12/01/2035 (Put Date 8/01/2026)	1,600,000	1,599,691
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2026	200,000	200,000
Pima County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “B”, GNMA, 6.5%, 1/01/2055	300,000	330,630
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.25%, 6/15/2038	500,000	504,132
Tempe, AZ, Industrial Development Authority Refunding Rev. (Friendship Village of Tempe Project), “A”, 4.375%, 12/01/2036	1,000,000	1,019,657
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2026	245,000	245,398
		$12,822,364
Arkansas – 0.1%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$95,000	$94,921
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	125,000	125,072
Arkansas Development Finance Authority, Resource Recovery Rev. (Weyerhaeuser Co. Project), 3.875%, 10/15/2065 (Put Date 10/15/2032)	195,000	196,943
		$416,936
California – 5.4%
Burbank, Glendale & Pasadena, CA, Airport Authority Senior Rev., “B”, 5%, 7/01/2037	$1,225,000	$1,380,560
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “B”, 5%, 3/01/2036	980,000	1,021,877
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 2/01/2036	335,000	366,791
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	1,200,000	1,270,702
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 8/01/2055 (Put Date 10/01/2032)	285,000	297,648
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 12/01/2055 (Put Date 10/01/2033)	490,000	513,799
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “E”, 5%, 7/01/2035	265,000	291,696
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “E”, 5%, 10/01/2056 (Put Date 5/01/2035)	1,000,000	1,081,765
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5%, 6/01/2036 (w)	720,000	780,626
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	395,000	431,133
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “H”, 5%, 1/01/2056 (Put Date 8/01/2033)	1,675,000	1,807,776
California Health Facilities Financing Authority Rev. (Providence St. Joseph Health), “C”, 5.25%, 10/01/2050 (Put Date 10/01/2035)	1,500,000	1,696,800
California Housing Finance Agency Municipal Certificates, “A”, 4.375%, 9/20/2036	1,211,406	1,239,628
California Municipal Finance Authority Rev. (Healthcore NorthBay Properties), “A”, 5.69%, 9/01/2035	388,000	396,666
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 3.875%, 3/01/2054 (Put Date 3/01/2034)	655,000	664,832
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 3.45%, 12/01/2044 (Put Date 12/01/2026)	315,000	315,831
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group - Issue No. 5), “A”, 4%, 8/01/2036	325,000	314,305
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group - Issue No. 6), “A”, 5%, 8/01/2032 (n)	450,000	459,140
California School Finance Authority, Charter School Rev. (Partnerships to Uplift Communities Project), 5%, 8/01/2033	515,000	517,625

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
California Statewide Communities Development Authority Rev, “C-2”, 4.375%, 9/02/2040	$900,000	$907,665
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 4.125%, 3/01/2034	90,000	90,019
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	715,000	715,670
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	130,000	130,061
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments Phase IV - A CHF Irvine LLC), 5%, 5/15/2030	80,000	81,259
Central Valley, CA, Energy Authority, Commodity Supply Rev., 5%, 8/01/2034	1,500,000	1,607,603
Central Valley, CA, Energy Authority, Commodity Supply Rev., 5%, 12/01/2055 (Put Date 8/01/2035)	470,000	503,303
Los Angeles, CA, Harbor Department Refunding Rev., “A-2”, AGM, 5%, 8/01/2036	780,000	864,606
Los Angeles, CA, Housing Authority, Multi-Family Housing Refunding Rev. (M-TEBS - Homekey Portfolio), “B”, 3.75%, 4/01/2034	56,635	57,088
Los Angeles, CA, Housing Authority, Multi-Family Housing Refunding Rev. (M-TEBS - Homekey Portfolio), “C”, 3.75%, 4/01/2034	141,587	142,719
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2029	90,000	95,307
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2030	240,000	258,322
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2039	1,000,000	1,087,878
San Francisco, CA, City & County Airports Commission, International Airport Rev., “C”, 5.5%, 5/01/2037	750,000	847,271
Santa Barbara County, CA, Lompoc Valley Medical Center Rev., 5%, 2/01/2034	270,000	283,242
Santa Barbara County, CA, Lompoc Valley Medical Center Rev., 5%, 2/01/2035	320,000	336,831
Santa Barbara County, CA, Lompoc Valley Medical Center Rev., 5%, 2/01/2036	340,000	357,069
Southern California Public Power Authority, Clean Energy Project Rev., “A”, 5%, 4/01/2055 (Put Date 9/01/2030)	190,000	199,435
		$23,414,548
Colorado – 3.4%
Adams & Arapahoe Counties, CO, Joint School District No. 28J, Certificates of Participation, BAM, 5.25%, 12/01/2043	$540,000	$593,639
Adams County, CO, Bromley Park Metropolitan District No. 3, General Obligation, AGM, 5%, 12/01/2039	905,000	976,068
Boulder County, CO, STC Metropolitan District No. 2, General Obligation & First Lien Special Refunding Rev., “A-1”, AGM, 5%, 12/01/2036	1,285,000	1,385,899
Colorado Health Facilities Authority Refunding Rev. (Frasier Meadows Manor), “A”, 5%, 5/15/2040	275,000	291,205
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2037	1,000,000	1,099,087
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5%, 12/01/2035	975,000	1,062,635
Colorado Housing Catalyst General Credit Enhanced, Multi-Family Housing Rev. (Village on Eastbrook Apartments Project), “A”, 5%, 5/01/2044	1,225,000	1,277,096
Colorado Middle-Income Housing Authority, NHP Foundation (602 Galena Street-Frisco CO), “A”, 4.5%, 7/01/2035	235,000	236,811
Denver, CO, City & County Housing Authority, Multi-Family Housing Rev. (4965 Washington Street Project), “A”, 5%, 12/01/2045	60,000	62,100
Douglas County, CO, Mirabelle Metropolitan District No. 2, Limited Tax General Obligation Refunding, “A”, AGM, 5%, 12/01/2040	720,000	765,463
Douglas County, CO, Sterling Ranch Community Authority Board, Limited Tax Supported District No. 2 Refunding & Improvement Senior, “A”, BAM, 5%, 12/01/2041	250,000	266,992
Erie, CO, Parkdale Community Authority, Limited Tax Supported Refunding Rev. (District No. 1), “A”, AGM, 5%, 12/01/2036	390,000	422,274
Garfield & Mesa Counties, CO, Grand River Hospital District Rev., General Obligation, AGM, 6%, 12/01/2039	225,000	266,267
Greeley, CO, City Center West Residential Metropolitan District No. 2, Weld County General Obligation Refunding Rev., AGM, 5.25%, 12/01/2040	302,000	326,074
Gunnison County, CO, Housing Authority, General Rev. (Whetstone Housing Project), BAM, 5%, 6/01/2035	1,000,000	1,108,122
Jefferson County, CO, City of Arvada, Jefferson Center Metropolitan District No. 2, Special Refunding Rev., “A”, 5%, 12/01/2036	319,000	321,518
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Improvement & Refunding Rev., AGM, 5%, 12/01/2044	1,700,000	1,803,927
Routt County, CO, Airport Rev. (Yampa Valley Regional Airport), 5.25%, 6/01/2044	225,000	243,272
Routt County, CO, Airport Rev. (Yampa Valley Regional Airport), 5.25%, 6/01/2045	500,000	535,652
Routt County, CO, Airport Rev. (Yampa Valley Regional Airport), 5.25%, 6/01/2046	250,000	265,409
Southern Ute Indian Tribe, CO, Indian Reservation, “A”, 5%, 4/01/2035	1,250,000	1,355,435
		$14,664,945

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Connecticut – 1.4%
Connecticut Health & Educational Facilities Authority Rev. (Hartford HealthCare Issue), “A”, 5%, 7/01/2045	$1,500,000	$1,611,618
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 4%, 7/01/2030	1,000,000	998,180
Connecticut Higher Education Supplemental Loan Authority, State Supported Refunding Rev. (CHESLA Loan Program), “C”, 5%, 11/15/2036	160,000	172,265
Connecticut Higher Education Supplemental Loan Authority, State Supported Rev. (CHESLA Loan Program), “B”, 5%, 11/15/2031	1,530,000	1,628,563
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “E-1”, GNMA, 5.5%, 11/15/2052	410,000	430,974
Connecticut State Health & Educational Facilities Authority Rev. (Fairview Issue), 4.4%, 12/15/2031 (w)	810,000	814,200
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “D”, 4.25%, 10/01/2030	470,000	474,555
		$6,130,355
Delaware – 0.5%
Delaware Economic Development Authority, Exempt Facility Refunding Rev. (NRG Energy Project), “A”, 4%, 10/01/2045 (Put Date 10/01/2035)	$510,000	$515,396
Delaware Housing Authority, Multi-Family Rev. (Luther Towers Apartments), 4.65%, 1/01/2041	730,000	762,398
Delaware Housing Authority, Senior Single Family Rev., “A”, GNMA, 5.75%, 1/01/2055	870,000	941,616
		$2,219,410
District of Columbia – 1.1%
District of Columbia Rev. (Rocketship D.C. Obligated Group - Issue No. 1), “A”, 5%, 6/01/2049 (n)	$250,000	$230,175
District of Columbia Rev. (Rocketship D.C. Obligated Group - Issue No. 3), “A”, 5%, 6/01/2034 (n)	250,000	254,657
District of Columbia, Housing Finance Agency, Collateralized Multi-Family Housing Mortgage Rev. (Belmont Crossing Phase II), 5%, 3/01/2029 (Put Date 2/01/2028)	110,000	113,340
District of Columbia, Housing Finance Agency, Collateralized Multi-Family Housing Mortgage Rev. (Edmonson), 5%, 12/01/2028 (Put Date 12/01/2027)	327,000	336,512
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “A-2”, 4.1%, 9/01/2046 (Put Date 9/01/2030)	1,250,000	1,300,831
District of Columbia, Housing Finance Agency, Multi-Family Housing Rev. (2911 Rhode Island Avenue Apartments Project), “A”, FHA, 5%, 3/01/2028	1,250,000	1,290,481
District of Columbia, Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	100,000	97,038
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2034	960,000	1,069,169
		$4,692,203
Florida – 5.3%
Charlotte County, FL, Industrial Development Authority, Utility System Rev. (Town & Country Utilities Project), 5.125%, 10/01/2035	$400,000	$410,369
Collier County, FL, Industrial Development Authority, Healthcare Facilities Refunding Rev. (NCH Healthcare System Projects), “B”, AGM, 5%, 4/01/2035	1,500,000	1,668,984
Florida Capital Trust Authority, Educational Facilities Rev. (Madrone - Florida Tech Student Housing I LLC - Florida Institute of Technology Project), “A”, 4.75%, 7/01/2040	200,000	201,212
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School, Inc. Projects), “A”, 4.9%, 6/15/2035	750,000	781,439
Florida Development Finance Corp., Healthcare Facilities Rev. (Tampa General Hospital Project), “B”, 5%, 8/01/2056 (Put Date 10/01/2031)	540,000	583,325
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2028 (n)	500,000	501,561
Florida Development Finance Corp., Solid Waste Disposal Rev. (GFL Solid Waste Southeast LLC Project), “A”, 4.375%, 10/01/2054 (Put Date 10/01/2031)	520,000	527,613
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	500,000	490,934
Florida Local Government Finance Commission, Senior Living Rev. (Fleet Landing at Nocatee Project), “B-2”, 4.45%, 11/15/2031	1,300,000	1,309,333
Florida Pompano Beach Rev. (John Knox Village Project), 5%, 9/01/2039	800,000	800,443
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., “A”, 5%, 10/01/2031	1,005,000	1,006,549
Jacksonville, FL, Housing Authority, General Rev. (Westwood Apartments), 5%, 2/01/2034	1,380,000	1,477,170
Lee County, FL, Airport Rev., 5.25%, 10/01/2043	365,000	396,583
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “B-1”, 4.75%, 11/15/2029	30,000	30,097
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “B-2”, 4.375%, 11/15/2029	25,000	25,075
Miami-Dade County, FL, Industrial Development Authority, Educational Facilities Rev. (Mater Academy Projects), 5%, 6/15/2041	465,000	486,622

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5%, 10/01/2036	$1,000,000	$1,074,324
Okaloosa County, FL, Industrial Development Authority Rev. (Air Force Enlisted Village, Inc. Project), 4.375%, 5/15/2035	900,000	912,681
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2036	1,000,000	1,006,772
Palm Beach County, FL, Airport System Rev., “B”, 5.25%, 10/01/2042	500,000	547,310
Palm Beach County, FL, Airport System Rev., “B”, 5.25%, 10/01/2043	500,000	545,098
Palm Beach County, FL, Airport System Rev., “B”, 5.25%, 10/01/2044	500,000	541,400
Palm Beach County, FL, Health Facilities Authority Rev. (Jupiter Medical Center Project), “A”, 5.25%, 11/01/2037	570,000	621,318
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2031	750,000	749,114
Palm Beach County, FL, Health Facilities Authority, Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2033	350,000	376,124
Palm Beach County, FL, State Rev. (Provident Group - PBAU Properties II LLC - Palm Beach Atlantic University Project), “A”, 5.5%, 10/01/2035	625,000	696,038
Pasco County, FL, Capital Improvement Cigarette Tax Allocation, “A”, AGM, 5.5%, 9/01/2038	1,000,000	1,112,881
Pasco County, FL, Solid Waste Disposal & Resource Recovery System Rev., “A”, 5%, 10/01/2037	325,000	343,986
Pasco County, FL, Solid Waste Disposal & Resource Recovery System Rev., “A”, 5%, 10/01/2038	485,000	511,381
Pasco County, FL, Solid Waste Disposal & Resource Recovery System Rev., “A”, 5%, 10/01/2039	300,000	315,363
Pensacola, FL, Airport Rev., 5.25%, 10/01/2043	675,000	737,096
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2040	100,000	97,033
Pompano Beach, FL, Rev. (John Knox Village Project), “A”, 4%, 9/01/2036	550,000	549,608
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2026	190,000	189,951
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “B2”, 4.5%, 1/01/2030	130,000	130,035
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 4.2%, 5/01/2039	105,000	104,098
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 3.75%, 5/01/2029	75,000	75,437
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.375%, 5/01/2033	1,000,000	1,030,827
		$22,965,184
Georgia – 2.9%
Atlanta, GA, Development Authority Rev. (Westside Gulch Area Project), “A-1”, 5%, 4/01/2034 (n)	$185,000	$190,124
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Housing Rev. (North Block), 3.4%, 2/01/2029 (Put Date 2/01/2028)	187,000	188,058
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Mortgage (Trinity Towers), “A”, 4.85%, 9/01/2043	1,000,000	1,072,911
Cobb County, GA, Development Authority, Student Housing Junior Subordinate Refunding Rev. (KSU Housing Real Estate Foundations Projects.), “C”, 5%, 6/15/2037	490,000	526,151
Decatur, GA, Housing Authority, Multi-Family Housing Rev. (Calvin Court Project), 3.6%, 8/01/2028 (Put Date 8/01/2027)	426,000	428,952
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2040	250,000	253,303
DeKalb County, GA, Housing Authority, Affordable Multi-Family Housing Rev. (Park at 500 Project), 4%, 3/01/2034	840,000	842,359
Georgia Main Street Energy, Inc., Energy Project Refunding Rev., “C”, 5%, 9/01/2036 (w)	560,000	588,298
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	1,000,000	1,052,134
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	975,000	1,053,367
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 5%, 12/01/2052 (Put Date 6/01/2029)	500,000	521,682
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	455,000	483,955
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “E”, 5%, 5/01/2055 (Put Date 12/01/2032)	500,000	533,284
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2037	250,000	274,741
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2038	250,000	273,613
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2039	250,000	272,551
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2040	500,000	543,062
Georgia Municipal Gas Authority Rev. (Mid-State Energy Commission Project), BAM, 5%, 9/01/2050	1,000,000	1,027,510
Georgia Private Colleges & Universities Authority Rev. (Emory University), “B”, 4%, 9/01/2039	985,000	990,167
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel First Tier), “A”, 5.25%, 6/01/2040	500,000	536,413
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel Second Tier), “B”, 5.5%, 6/01/2040	865,000	884,569
		$12,537,204
Guam – 0.2%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$30,000	$29,294
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	60,000	60,120
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	175,000	174,364

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Guam – continued
Guam Waterworks Authority Rev. (Water & Wastewater System), 5%, 7/01/2040	$380,000	$382,855
Guam Waterworks Authority Rev. (Water & Wastewater System), 5%, 1/01/2046	300,000	300,119
		$946,752
Hawaii – 0.2%
Hawaii Airports System Rev., “C”, 5%, 7/01/2043	$800,000	$860,159
Idaho – 0.5%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “C”, 5%, 3/01/2060 (Put Date 3/01/2035)	$480,000	$532,455
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2039 (n)	735,000	748,272
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 4%, 5/01/2031	220,000	224,038
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 4%, 5/01/2035	425,000	427,841
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (White Pine Charter School Project), “A”, 5.5%, 5/01/2043	350,000	365,694
		$2,298,300
Illinois – 6.0%
Bellwood, IL, Tax Increment Rev. (Workforce Housing Project), 5%, 12/01/2036	$750,000	$793,529
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	245,000	229,246
Chicago, IL, Board of Education, “A”, NPFG, 5.5%, 12/01/2026	25,000	25,148
Chicago, IL, Board of Education, Dedicated Capital Improvement, 6.1%, 4/01/2036	455,000	461,036
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2041	1,000,000	1,035,234
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2030	500,000	511,025
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5.25%, 12/01/2036	500,000	515,658
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	225,000	203,192
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2038	1,000,000	1,031,910
Chicago, IL, Midway Airport Rev., “A”, BAM, 5.5%, 1/01/2040	1,000,000	1,098,785
Chicago, IL, Midway Airport Senior Lien Refunding Rev., “A”, 5.25%, 1/01/2043	820,000	873,441
Chicago, IL, O’Hare International Airport, Senior Special Facilities Rev. (Trips Obligated Group), 5%, 7/01/2033	170,000	174,677
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2033	400,000	434,367
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2034	200,000	216,449
Cook County, IL, City of Markham General Obligation Refunding, “A”, BAM, 5%, 12/01/2031	250,000	271,281
Cook County, IL, City of Markham General Obligation Refunding, “A”, BAM, 5%, 12/01/2032	275,000	300,722
Cook County, IL, Community College District No. 508, Unlimited Tax General Obligation Refunding Dedicated Rev. (City Colleges), BAM, 5%, 12/01/2038	1,000,000	1,083,697
Illinois Development Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 3.45%, 11/01/2044 (Put Date 11/02/2026)	100,000	100,196
Illinois Finance Authority Refunding Rev. (Silver Cross Hospital & Medical Centers), “B-2”, 5%, 8/15/2044 (Put Date 8/15/2035)	625,000	706,399
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2032	655,000	672,966
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 4.125%, 11/15/2037	70,000	69,559
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.625%, 5/15/2030	855,000	895,076
Illinois Finance Authority Rev. (The Moorings of Arlington Heights), “A”, 5%, 11/01/2036	845,000	907,712
Illinois Finance Authority Rev. (UChicago Medicine), “A-3”, 5%, 8/15/2064 (Put Date 8/15/2035)	1,500,000	1,678,220
Illinois Finance Authority Rev., Taxable (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027 (a)(d)	20,116	201
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2034	380,000	412,629
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2035	450,000	489,315
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2036	725,000	788,674
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 4.25%, 7/01/2041	555,000	560,274
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	1,100,000	1,103,644
Illinois Finance Authority, Surface Freight Transfer Facilities Rev. (Centerpoint Joliet Terminal Railroad Project), 4.8%, 12/01/2043 (Put Date 7/02/2035)	385,000	398,728

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Illinois Finance Authority, Surface Freight Transfer Facilities Rev. (Centerpoint Joliet Terminal Railroad Project), 4.8%, 12/01/2043 (Put Date 7/02/2035)	$670,000	$693,890
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 3.875%, 5/01/2040 (Put Date 9/01/2028)	250,000	254,181
Mount Vernon, IL, General Obligation, BAM, 5%, 12/15/2038	555,000	589,383
Mount Vernon, IL, General Obligation, BAM, 5%, 12/15/2039	705,000	746,603
Northeastern, IL, Board of Trustees, University Certificates of Participation (Capital Improvement Projects), BAM, 5.25%, 7/01/2037	400,000	436,057
Richland County, IL, Community Unit School District Number 1 Richland, Wayne, Jasper, Clay and Lawrence Counties, General Obligation School (Alternate Rev.), BAM, 5%, 12/01/2037	875,000	967,820
Rock Island County, IL, School District No. 41, General Obligation, “A”, AGM, 5%, 1/01/2043	1,000,000	1,064,851
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2027	30,000	30,316
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2037	115,000	125,989
St. Clair County, IL, Community Unit School District No. 187, General Obligation School, “A”, AGM, 5%, 1/01/2040	380,000	415,346
St. Clair County, IL, Community Unit School District NO. 187, General Obligation School, “A”, AGM, 5%, 1/01/2041	1,275,000	1,379,958
State of Illinois, General Obligation, 5.5%, 5/01/2039	150,000	159,302
Tazewell County, IL, School District No. 52, General Obligation, BAM, 6.5%, 12/01/2042	225,000	265,932
Will County, IL, Wilmington Community Unit School District No. 209-U, AGM, 5%, 2/01/2037	250,000	274,531
Winnebago & Boone Counties, IL, Rockford School District No. 205, General Obligation Limited Tax School, “A”, BAM, 5%, 2/01/2042	750,000	812,079
		$26,259,228
Indiana – 2.3%
Gary/Chicago, IN, International Airport Authority, Development Zone Rev., AGM, 5.25%, 2/01/2042	$490,000	$539,499
Indiana Finance Authority Rev. (Greenwood Village South Project), “C-2”, 3.75%, 5/15/2032	100,000	100,083
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2036	780,000	845,141
Indiana Finance Authority, Educational Facilities Rev. (DePauw University Project), 5%, 10/01/2041	1,245,000	1,316,581
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	200,000	199,926
Indiana Finance Authority, Health System Rev. (Indiana University Health), “D-5”, 5%, 10/01/2054 (Put Date 10/01/2037)	1,000,000	1,091,006
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “A”, 4.3%, 5/01/2029	120,000	121,846
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5%, 5/01/2035	530,000	566,666
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5%, 6/01/2038	800,000	836,499
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2031	1,000,000	1,047,952
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 4%, 6/01/2046	670,000	654,446
Indianapolis, IN, Local Public Improvement Bond Bank (Indianapolis Airport Authority Project), “B-2”, 5%, 1/01/2033	1,130,000	1,242,947
Indianapolis, IN, Local Public Improvement Bond Bank Rev. (Convention Center Hotel), “E”, 5.5%, 3/01/2038	500,000	538,903
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 4.4%, 11/01/2045 (Put Date 6/10/2031)	750,000	778,312
		$9,879,807
Iowa – 0.7%
Bondurant, IA, General Obligation, “B”, 5.25%, 6/01/2038	$1,000,000	$1,092,099
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2033	1,150,000	1,228,925
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2034	350,000	373,273
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	115,000	95,190
PEFA, Inc., Iowa Gas Project Rev., “A”, 5%, 4/01/2035	220,000	234,557
		$3,024,044
Kansas – 0.3%
Garden City, KS, Sales Tax Special Obligation Rev. (Sports of the World Star Bond Project - Phase II), 4.25%, 6/01/2033	$160,000	$160,974
Kansas Development Finance Authority, Multi-Family Mortgage-Backed (Sycamore Village), FNMA, 4.17%, 11/01/2041	178,934	180,640
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 5.75%, 12/01/2033	675,000	700,785
Wyandotte County/Kansas City, KS, Unified Government Sales Tax Special Obligation Rev. (Northwest Speedway Star Bond District Project), 4%, 3/01/2036	195,000	192,883
		$1,235,282

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Kentucky – 0.6%
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2031	$500,000	$521,929
Kentucky Public Energy Authority, Gas Supply Rev., “B”, 5%, 12/01/2033	1,415,000	1,456,089
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 3.875%, 6/01/2040 (Put Date 9/01/2028)	275,000	279,600
Trimble County, KY, Environmental Facilities Rev. (Kentucky Utilities Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	210,000	210,885
Trimble County, KY, Environmental Facilities Rev. (Louisville Gas & Electric Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	345,000	347,986
		$2,816,489
Louisiana – 0.7%
Capital Area Finance Authority, LA, Single Family Mortgage Rev., GNMA, 6.5%, 4/01/2054	$230,000	$255,108
Shreveport, LA, General Obligation, AGM, 5%, 3/01/2041	1,000,000	1,087,684
Shreveport, LA, Water & Sewer Refunding Rev., AGM, 5%, 12/01/2040	1,500,000	1,647,749
		$2,990,541
Maine – 0.6%
Maine Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4.625%, 12/01/2047 (Put Date 6/01/2035)	$100,000	$104,473
Maine Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), “R-3”, 5%, 8/01/2035	400,000	422,876
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5.25%, 12/01/2031	965,000	1,033,389
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5%, 12/01/2037	430,000	443,837
Maine Health & Higher Educational Facilities Authority Rev. (University of New England), “B”, 4%, 7/01/2037	500,000	500,942
		$2,505,517
Maryland – 0.7%
Baltimore, MD, Project Rev. (Water Projects), “A”, 4%, 7/01/2038	$450,000	$453,781
Maryland Department of Transportation, Special Transportation Project Rev. (Baltimore/Washington International Thurgood Marshall Airport), “A”, AGM, 5%, 8/01/2034	1,000,000	1,112,673
Maryland Health & Higher Educational Facilities Authority Rev. (Kennedy Krieger Institute, Inc.), “A”, 5.25%, 7/01/2044	300,000	319,747
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health Issue), “A”, 5%, 8/15/2041	1,000,000	1,099,171
		$2,985,372
Massachusetts – 2.5%
Massachusetts Development Finance Agency Refunding Rev. (Lasell Village, Inc.), 5%, 7/01/2034	$1,140,000	$1,242,738
Massachusetts Development Finance Agency Refunding Rev. (Mass General Brigham), “A”, 5%, 7/01/2041	1,750,000	1,951,137
Massachusetts Development Finance Agency Rev. (Brown University Health Obligated Group), “B”, 5%, 8/15/2055 (Put Date 8/15/2031)	270,000	289,181
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “Q”, 5%, 12/01/2039	1,630,000	1,815,584
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	100,000	100,000
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 4.25%, 7/01/2034	500,000	508,723
Massachusetts Development Finance Agency Rev. (Middlesex Sustainable Energy Partners), “A”, 5.5%, 10/01/2038	1,000,000	1,130,257
Massachusetts Development Finance Agency Rev. (Middlesex Sustainable Energy Partners), “A”, 5.5%, 10/01/2039	750,000	842,567
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2036	500,000	488,850
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 4%, 7/01/2036	90,000	86,764
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 3.625%, 7/01/2038	220,000	216,772
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 5%, 7/01/2032	1,000,000	1,064,682
Massachusetts Housing Finance Agency, “D-3”, FHA, 3.35%, 6/01/2027	875,000	875,250
Massachusetts Housing Finance Agency, Single Family Housing Rev., “225”, 5.5%, 12/01/2052	345,000	365,936
		$10,978,441
Michigan – 1.6%
Michigan Finance Authority, Higher Education Facilities, Limited Obligation Rev. (Kalamazoo College Project), 5%, 12/01/2036	$330,000	$364,449
Michigan Finance Authority, Hospital Refunding Rev. (Corewell Health), “B-2”, 5%, 8/15/2055 (Put Date 6/01/2035)	945,000	1,058,252
Michigan Housing Development Authority, Rental Housing Rev., “A”, 3.7%, 4/01/2030	800,000	800,051
Michigan Housing Development Authority, Single Family Mortgage Rev., “D”, 5.5%, 6/01/2053	240,000	253,206
Michigan Strategic Fund (Waste Management, Inc.), 4.125%, 8/01/2027	300,000	302,128

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Michigan – continued
Michigan Strategic Fund, Limited Obligation Tax Capture Rev. (Bedrock Detroit - Transformational Brownfield Plan Project), 4.25%, 10/01/2036	$125,000	$126,654
Michigan Strategic Fund, Limited Obligation Rev. (DTE Electric Co. Exempt Facilities Project), “DT”, 3.875%, 6/01/2053 (Put Date 6/03/2030)	1,000,000	1,001,723
Michigan Strategic Fund, Limited Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2043	500,000	505,392
Michigan Strategic Fund, Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.125%, 6/30/2035	1,000,000	1,000,250
Wayne County, MI, Airport Authority Refunding Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2036	300,000	332,542
Wayne County, MI, Airport Authority Refunding Rev. (Detroit Metropolitan Wayne County Airport), “F”, 5%, 12/01/2035	450,000	501,495
Wayne County, MI, Airport Authority Rev., “B”, 5.25%, 12/01/2039	700,000	779,902
		$7,026,044
Minnesota – 0.7%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	$125,000	$125,000
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2042	1,000,000	960,900
Minnetonka, MN, Independent School District No. 276, General Obligation School Building, Capital Appreciation, “A”, 0%, 2/01/2040	525,000	316,414
Minnetonka, MN, Independent School District No. 276, General Obligation School Building, Capital Appreciation, “A”, 0%, 2/01/2041	665,000	378,874
Minnetonka, MN, Independent School District No. 276, General Obligation School Building, Capital Appreciation, “A”, 0%, 2/01/2042	675,000	364,069
Rum River Special Education Cooperative, Minnesota Joint Powers Entity, Certificates of Participation, “A”, 5%, 2/01/2035	1,000,000	1,051,239
		$3,196,496
Mississippi – 0.0%
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	$65,000	$66,105
Mississippi Home Corp., Single Family Mortgage Rev., “E”, GNMA, 7.5%, 6/01/2044	125,000	152,651
		$218,756
Missouri – 0.2%
Missouri Development Finance Board, Infrastructure Facilities Rev. (City of Independence, Missouri-Public Safety Projects), “A”, AGM, 5%, 12/01/2036	$285,000	$313,813
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “E”, GNMA, 6.5%, 5/01/2054	260,000	290,112
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., “B”, 3.375%, 12/01/2031	30,000	29,401
St. Louis, MO, Industrial Development Authority, Tax Increment & Special District Rev. (Union Station Phase 2 Redevelopment Project), “A”, 4.875%, 6/15/2034	315,000	323,135
		$956,461
Montana – 0.6%
Forsyth, MT, Pollution Control Rev. (Avista Corp. Colstrip Project), “A”, 3.875%, 10/01/2032	$410,000	$419,365
Kalispell, MT, Refunding Rev. (Immanuel Living at Buffalo Hill Project), “B-2”, 4.25%, 5/15/2030	380,000	380,702
Montana Facility Finance Authority Rev. (St. John's United Project), “B-3”, 4.1%, 11/15/2031 (w)	995,000	999,039
Montana Facility Finance Authority, Health Facilities Rev. (Bozeman Deaconess Health Services Obligated Group), “B”, 5%, 6/01/2056 (Put Date 6/01/2036)	675,000	753,273
		$2,552,379
Nebraska – 0.3%
Omaha, NE, Airport Authority, Facilities Rev., AGM, 5%, 12/15/2036	$1,000,000	$1,104,087
Nevada – 0.2%
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2026	$455,000	$455,000
Sparks, NV, Tourism Improvement District No. 1, Senior Sales Tax Anticipation Rev. (Legends at Sparks Marina), 3.875%, 6/15/2028	515,000	518,198
Washoe County, NV, Water Facilities Refunding Rev. (Sierra Pacific Power Co. Projects), “F”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	115,000	117,038
		$1,090,236

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Hampshire – 2.1%
National Finance Authority, NH, Affordable Housing Certificates (Arc70), “A-1”, 4.125%, 4/20/2043 (Put Date 3/01/2036)	$337,983	$330,603
National Finance Authority, NH, Affordable Housing Certificates, “A-1”, 4.75%, 6/20/2041 (Put Date 6/01/2035)	1,246,048	1,284,148
National Finance Authority, NH, Lease Rent Rev. (Centurion Biosquare, Inc.), “A”, 5.88%, 12/15/2038	915,000	952,908
National Finance Authority, NH, Lease Rent Rev. (Centurion Foundation West Main Street LLC), “A”, 5%, 5/15/2034	590,000	598,567
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Biosquare, Inc.), “B”, 9.58%, 12/15/2038	55,000	55,660
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Foundation West Main Street LLC), “B”, 8.33%, 5/15/2034	100,000	102,423
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 5.25%, 12/01/2042	1,070,000	1,166,171
National Finance Authority, NH, Multi-Family Housing Rev., 4.45%, 7/01/2044	490,000	494,115
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	265,266	270,098
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.25%, 7/20/2041	153,856	154,464
National Finance Authority, NH, Municipal Certificates, “A-1”, 4.167%, 1/20/2041	212,482	208,977
National Finance Authority, NH, Municipal Certificates, “A-2”, 4.167%, 1/20/2041	98,829	96,095
National Finance Authority, NH, Rev., Taxable (Centurion Foundation), “C”, 11%, 12/15/2038	30,000	30,359
National Finance Authority, NH, Solid Waste Disposal Refunding Rev. (Waste Management, Inc. Project), “A-4”, 4%, 8/01/2038 (Put Date 7/01/2026)	855,000	857,240
National Finance Authority, NH, Special Rev. (Caldwell Ranch Project, Branch & Fort Bend Counties, TX), 4.875%, 12/01/2033	100,000	99,999
National Finance Authority, NH, Special Rev. (Highland Project, Montgomery County, TX), 5.125%, 12/15/2030	156,000	156,108
National Finance Authority, NH, Special Rev., Capital Appreciation (The Astro Sunterra Projects, Waller County, Texas Municipal Utility Districts), 0%, 12/15/2034	321,000	187,032
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5%, 4/01/2027	105,000	106,122
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.75%, 4/01/2035	110,000	119,436
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.75%, 4/01/2037	245,000	263,380
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.75%, 4/01/2040	290,000	307,417
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth Hitchcock Obligated Group), “A”, 5%, 8/01/2038	255,000	259,897
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 5%, 11/01/2033	100,000	107,033
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 4%, 11/01/2044	75,000	74,490
New Hampshire Health & Education Facility Authority Rev. (Riverwoods at Exeter), 5%, 10/01/2038	1,000,000	1,081,281
		$9,364,023
New Jersey – 1.0%
New Jersey Economic Development Authority, Charter School Rev. (Central Jersey College Prep Charter School Project), 5%, 11/01/2035	$500,000	$535,305
New Jersey Economic Development Authority, Dock & Wharf Facility Rev. (Repauno Port & Rail Terminal Project), 6.375%, 1/01/2035	170,000	180,508
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “B”, 3.75%, 11/01/2034 (Put Date 6/01/2028)	260,000	262,685
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., “A”, 5%, 12/01/2036	735,000	806,993
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 5%, 12/01/2033	1,000,000	1,092,841
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	440,000	428,534
Passaic County, NJ, Improvement Authority, Charter School Rev. (Paterson Charter School for Science & Technology, Inc. Project), 4.125%, 7/01/2033	535,000	543,678
South Jersey Transportation Authority, NJ, System Rev., “A”, BAM, 5%, 11/01/2037	375,000	410,980
		$4,261,524
New Mexico – 0.3%
Farmington, NM, Pollution Control Rev. (Public Service Co. of New Mexico San Juan Project), “D”, 3.9%, 6/01/2040 (Put Date 6/01/2028)	$1,000,000	$1,016,265
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “D”, GNMA, 5.25%, 3/01/2053	75,000	79,222
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “E”, GNMA, 6.25%, 9/01/2053	405,000	442,290
		$1,537,777
New York – 3.0%
Build NYC Resource Corp Rev. (261 Walton Facility LLC - Zeta Charter Schools, Inc. Project), “B”, 5%, 6/01/2036	$750,000	$781,229
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2032	300,000	314,180
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5%, 7/01/2036	750,000	797,907

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
Build NYC Resource Corp. Rev. (Urban Resource Institute Project), “A”, 4.125%, 12/01/2035	$1,250,000	$1,289,402
Build NYC Resource Corp., Senior Airport Facilities Rev. (TRIPS Obligated Group), 5.5%, 7/01/2041	340,000	373,854
Dutchess County, NY, Local Development Corp. Rev. (Nuvance Health), “B”, 5%, 7/01/2028	330,000	341,333
Genesee County, NY, Funding Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2027	685,000	703,021
Metropolitan Transportation Authority, NY, Transportation Refunding Rev. (Green Bonds, Climate Bond Certified), “C-1”, 4%, 11/15/2035	500,000	504,593
Monroe County, NY, Industrial Development Agency Multi-Family Mortgage (Keeler Park Community Partners LP Project), 4.84%, 11/01/2040	638,052	675,477
New York Dormitory Authority Rev. (New School), “A”, 5%, 7/01/2042	500,000	517,084
New York Dormitory Authority Rev. (Pace University), “A”, 5.25%, 5/01/2040	375,000	402,467
New York Dormitory Authority Rev. (White Plains Hospital Obligated Group), AGM, 5.25%, 10/01/2044	560,000	611,290
New York Energy Research & Development Authority, Pollution Control Rev. (New York State Electric & Gas Corp. Project), “C”, 4%, 4/01/2034 (Put Date 4/01/2034)	680,000	704,880
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 4.25%, 9/01/2050 (Put Date 9/03/2030) (n)	250,000	255,399
New York Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development), “D-1”, 4.35%, 11/01/2044	625,000	626,571
New York Housing Finance Agency Affordable Housing Rev. (Green Bonds), “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	260,000	258,013
New York State Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp. Project), “B”, 4%, 5/15/2032	1,220,000	1,234,537
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5.625%, 4/01/2040	165,000	176,286
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	250,000	257,381
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), 5.5%, 6/30/2041	750,000	792,425
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2032	270,000	286,030
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development), “F-2-A”, 3.4%, 11/01/2062 (Put Date 12/22/2026)	465,000	465,062
New York, NY, Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “D”, 4%, 12/15/2031	100,000	101,177
Westchester County, NY, Industrial Development Agency, Multi-Family Housing Rev. (Armory Plaza Housing LP Project), 4.3%, 6/01/2046 (Put Date 5/01/2041)	586,603	587,027
		$13,056,625
North Carolina – 2.5%
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2039	$320,000	$349,549
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5.25%, 7/01/2038	320,000	347,030
North Carolina Housing Finance Agency, Home Ownership Refunding Rev., “45”, GNMA, 1.9%, 7/01/2032	780,000	690,392
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	125,000	128,408
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2030	145,000	147,846
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Porters Neck Village), “A”, 4%, 1/01/2036	960,000	963,472
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Porters Neck Village), “A”, 5%, 1/01/2041	1,620,000	1,705,970
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Pennybyrn at Maryfield), 5%, 10/01/2036	250,000	269,419
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Pennybyrn at Maryfield), 5.25%, 10/01/2037	330,000	359,030
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carol Woods Project), 5.25%, 12/01/2045	500,000	535,444
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community Project), “A”, 5.25%, 11/01/2046	1,500,000	1,573,868
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Penick Village Project), “A”, 5%, 9/01/2034	900,000	958,710
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “A”, 5%, 10/01/2039	500,000	526,610
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “A”, 5.125%, 10/01/2045	535,000	566,031
North Carolina State Education Assistance Authority, Student Loan Refunding Rev., “A”, 5%, 6/01/2045	1,030,000	1,066,037

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
North Carolina – continued
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2040	$985,000	$560,515
		$10,748,331
North Dakota – 0.2%
Grand Forks, ND, Healthcare System Rev. (Altru Health System), AGM, 3%, 12/01/2039	$985,000	$854,866
Ohio – 2.9%
Allen County, OH, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “B-2”, 5%, 10/01/2051 (Put Date 6/04/2030)	$500,000	$535,688
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2035	110,000	116,375
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	225,000	236,019
Columbus, OH, Metropolitan Housing Authority, Affordable Housing Rev. (Country Ridge Apartments Project), 4.375%, 12/01/2041	1,000,000	1,002,320
Columbus, OH, Metropolitan Housing Authority, General Rev. (Demorest Townhomes II Project), “A”, 4%, 5/01/2034	155,000	154,959
Columbus, OH, Metropolitan Housing Authority, General Rev. (Orchards Project & Eden Park Project), 5%, 12/01/2034	500,000	527,765
Columbus, OH, Metropolitan Housing Authority, General Rev. (Waldren Woods Project), 4%, 6/01/2034	190,000	190,068
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, AGM, 5%, 1/01/2035	205,000	226,881
Columbus-Franklin County, OH, Finance Authority, Development Rev. (Quarry Trails Phase III Project), “A”, 4.25%, 5/15/2035	1,115,000	1,144,356
EHOVE Joint Vocational School District, OH, General Obligation School Improvement, 5.5%, 12/01/2036	350,000	392,222
EHOVE Joint Vocational School District, OH, General Obligation School Improvement, 5.5%, 12/01/2037	375,000	418,389
Erie & Sandusky Counties, OH, Margaretta Local School District (Ohio Certificates of Participation School Facilities Project), BAM, 5.5%, 10/01/2036	500,000	553,119
Erie & Sandusky Counties, OH, Margaretta Local School District (Ohio Certificates of Participation School Facilities Project), BAM, 5.5%, 10/01/2037	355,000	392,293
Gahanna-Jefferson and Franklin Counties, OH, City School District Certificates of Participation, 5.25%, 12/01/2042	250,000	263,822
Gahanna-Jefferson and Franklin Counties, OH, City School District Certificates of Participation, 5.25%, 12/01/2043	250,000	262,667
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.25%, 1/01/2038	750,000	793,606
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	145,000	146,266
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	170,000	171,181
Ohio Air Quality Development Authority Rev. (Dayton Power and Light Co. Project), “A”, 4.25%, 11/01/2040 (Put Date 6/01/2027)	500,000	505,270
Ohio Air Quality Development Authority, Refunding Rev. (American Electric Power Co. Project), “C”, 3.65%, 12/01/2027	810,000	814,693
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5%, 12/01/2032	600,000	622,073
Ohio Housing Finance Agency, Multi-Family Housing Rev. (Haven's Edge Apartments Project), “A”, 5.7%, 8/01/2043	250,000	261,260
Ohio Housing Finance Agency, Residential Mortgage Rev. (Mortgage-Backed Securities Program), “C”, FNMA, 5.75%, 3/01/2054	440,000	463,639
Ohio State Healthcare Facility Rev. (Otterbein Homes Obligated Group), 4%, 7/01/2036	200,000	202,667
Shelby & Darke Counties, OH, Fort Loramie Local School District, Certificates of Participation, 5.25%, 12/01/2045	385,000	400,742
Warren County, OH, Healthcare Facilities Improvement & Refunding Rev. (Otterbein Homes Obligated Group), 5%, 7/01/2042	650,000	680,637
Warren County, OH, Hospital Facilities Refunding Rev. (Community First Solutions Obligated Group), “A”, 5%, 5/15/2044	240,000	248,589
West Central Ohio Port Authority Rev. (Global Impact Stem Academy Project), “A”, 5%, 12/01/2040	725,000	751,909
		$12,479,475
Oklahoma – 1.0%
Norman, OK, Regional Hospital Authority Refunding Rev., 4%, 9/01/2037	$355,000	$238,342
Oklahoma Country Finance Authority, Educational Facilities Lease Rev., 5%, 9/01/2035	715,000	769,379
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “D”, GNMA, 6.5%, 9/01/2054	440,000	489,264
Oklahoma Turnpike Authority, Turnpike System Refunding Second Senior Rev., “B”, 5%, 1/01/2037	325,000	374,026
Rogers County, OK, Educational Facilities Authority Lease Rev. (Oologah-Talala Public Schools Project), 5%, 9/01/2033	495,000	532,959
Rogers County, OK, Educational Facilities Authority Lease Rev. (Oologah-Talala Public Schools Project), 5%, 9/01/2034	395,000	427,034
Tulsa County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.75%, 7/01/2056	870,000	943,883
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc. Project), 6.25%, 12/01/2035	500,000	566,351
		$4,341,238

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Oregon – 0.7%
Albany, OR, Hospital Facility Authority, Senior Living Rev. (Mennonite Village Project), “A”, 5%, 5/15/2036	$1,040,000	$1,131,804
Albany, OR, Hospital Facility Authority, Senior Living Rev. (Mennonite Village Project), “A”, 5.25%, 5/15/2045	475,000	498,428
Lincoln County, OR, Coast Community College District General Obligation, 5%, 6/15/2041	380,000	420,437
Oregon Facilities Authority, Lease Rent Rev. (Legacy Health System - Centurion Foundation), “A”, 4.9%, 9/15/2035	430,000	448,158
Oregon Health & Sciences University Rev., “B”, 3.375%, 7/01/2039	115,000	111,419
Portland, OR, International Airport Rev., 5.25%, 7/01/2041	500,000	547,762
		$3,158,008
Pennsylvania – 7.0%
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2034	$960,000	$1,016,297
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5%, 1/01/2036	1,285,000	1,415,140
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 3/01/2046	1,500,000	1,599,994
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2036	245,000	250,546
Allegheny County, PA, Steel Valley School District, General Obligation, BAM, 5%, 11/01/2039	650,000	704,129
Allegheny County, PA, Steel Valley School District, General Obligation, BAM, 5%, 11/01/2040	845,000	907,252
Allentown, PA, Commercial & Industrial Development Authority, Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 5.5%, 6/15/2038 (n)	500,000	520,947
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-2”, 6%, 6/30/2034	104,000	110,265
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-3”, 5%, 6/30/2039	800,000	763,791
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-1”, 0% to 11/15/2029, 6% to 6/30/2044	23,000	17,323
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	126,000	128,407
Bucks County, PA, Bristol Township School District, General Obligation, BAM, 5%, 6/01/2045	1,500,000	1,596,899
Bucks County, PA, Industrial Development Authority Rev. (School Lane Charter School Project), 5%, 3/15/2036	135,000	143,154
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2030	455,000	410,612
Chester County, PA, Health & Education Facilities Authority Rev. (Tel Hai Retirement Community Project), 5.125%, 6/01/2046	1,305,000	1,359,112
Chester County, PA, Industrial Development Authority, Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	80,000	80,480
Cumberland County, PA, Cumberland Valley School District, General Obligation, AGM, 5%, 11/15/2046	135,000	142,779
Cumberland County, PA, Municipal Authority Rev. (Dickinson College Project), “A”, 5%, 11/01/2039	785,000	797,210
Cumberland County, PA, Municipal Authority Rev. (Messiah Village Project), “A”, 5.25%, 6/01/2044	1,000,000	1,053,732
Cumberland Valley, PA, School District General Obligation, AGM, 5%, 11/15/2048	600,000	627,451
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 3.378% ((67% of SOFR - 3mo. + 0.26161%) + 0.75%), 6/01/2037	795,000	766,427
Doylestown, PA, Hospital Authority Rev., 5%, 7/01/2031	100,000	105,474
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	10,000	9,540
Erie County, PA, Sewer Authority Rev., BAM, 5%, 12/01/2042	835,000	893,408
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program - Gannon University Project), “XX1”, 4%, 5/01/2033	400,000	392,901
Indiana County, PA, Industrial Development Authority Rev. (Student Cooperative Association, Inc./Indiana University of Pennsylvania Project), BAM, 5%, 5/01/2031	440,000	469,655
Indiana County, PA, Industrial Development Authority Rev. (Student Cooperative Association, Inc./Indiana University of Pennsylvania Project), BAM, 5%, 5/01/2032	450,000	478,207
Lancaster, PA, Municipal Authority, Healthcare Facilities Rev. (Luthercare Project), “A”, 4%, 12/01/2035	1,585,000	1,611,349
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5%, 2/01/2040	1,000,000	1,018,588
Luzerne County, PA, Hanover Area School District, General Obligation, BAM, 5%, 6/01/2042	250,000	269,512
Luzerne County, PA, Hanover Area School District, General Obligation, BAM, 5%, 6/01/2043	150,000	160,892
Pennsylvania Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., AGM, 4%, 6/01/2039	630,000	622,426
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5%, 7/01/2038	1,000,000	1,052,344
Pennsylvania Economic Development Financing Authority Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2038	865,000	865,313
Pennsylvania Economic Development Financing Authority Rev. (University of Pittsburg Medical Center), “A”, 5%, 3/15/2060 (Put Date 3/15/2035)	1,035,000	1,139,502
Pennsylvania Economic Development Financing Authority, Junior Insured Parking Rev. (Capitol Region Parking System), “C”, AGM, 5%, 1/01/2033	1,000,000	1,092,914
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5%, 12/31/2033	1,000,000	1,081,474
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5.5%, 6/30/2042	775,000	843,748

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2028	$150,000	$150,174
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 4%, 3/15/2034	85,000	85,063
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2033	631,000	678,756
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 4.75%, 6/01/2046	340,000	334,960
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	200,000	202,832
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	5,000	4,419
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	415,000	439,157
Pennsylvania School District Authority Rev. (William Penn School District Project), “B”, BAM, 5%, 3/15/2043	225,000	237,520
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2037	775,000	786,288
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5%, 6/15/2032	100,000	103,199
Philadelphia, PA, Housing Authority, General Rev. (PHA Headquarters Project), 5%, 5/01/2039	355,000	361,947
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2038	410,000	457,247
		$30,360,756
Puerto Rico – 0.2%
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	$292,016	$309,085
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	40,810	44,533
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	38,698	39,198
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	29,854	29,956
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	40,591	39,518
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	42,214	38,667
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	49,801	36,490
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	10,066
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	23,000	23,074
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	20,000	19,744
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	164,000	163,734
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.536%, 7/01/2053	1,000	952
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	39,000	38,148
		$793,165
Rhode Island – 1.3%
Pawtucket, RI, General Obligation, “B”, AGM, 5%, 11/01/2040	$450,000	$496,968
Pawtucket, RI, General Obligation, “B”, AGM, 5%, 11/01/2041	550,000	605,774
Rhode Island Health & Educational Building Corp., Student Housing Rev. (PRG - RI Properties LLC), “A”, AGM, 5%, 7/01/2045	1,000,000	1,032,574
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, “78-A”, 5.5%, 10/01/2052	525,000	555,914
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2033	1,015,000	1,101,656
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2034	1,000,000	1,088,806
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 4.125%, 12/01/2042	580,000	574,957
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 4.125%, 12/01/2043	130,000	128,210
		$5,584,859
South Carolina – 2.1%
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2044	$750,000	$811,085
Charleston, SC, Housing Authority Rev. (1800 Ashley West), 4.5%, 9/01/2035	555,000	563,530
Dorchester County, SC, Summers Corner Improvement District, Assessment Rev., 4.5%, 10/01/2033	415,000	417,176
Dorchester County, SC, Summers Corner Improvement District, Assessment Rev., 5.25%, 10/01/2043	280,000	284,803
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	650,000	699,282
South Carolina Jobs-Economic Development Authority Rev. (Charleston Southern University), “C”, 5%, 9/01/2032	665,000	695,873
South Carolina Jobs-Economic Development Authority Rev. (Wesley Commons Project), “A”, 5%, 10/01/2040	1,000,000	1,020,374
South Carolina Jobs-Economic Development Authority, Economic Development Rev. (Bishop Gadsden Episcopal Retirement Community), 5.125%, 4/01/2046	1,000,000	1,037,303
South Carolina Jobs-Economic Development Authority, Economic Development Rev. (Foothill Affordable Housing Foundation - Paddock Club and Fairway Projects), FHLMC, 4%, 3/01/2062 (Put Date 3/01/2035)	100,000	100,460

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
South Carolina – continued
South Carolina Jobs-Economic Development Authority, Environmental Improvement Refunding Rev. (International Paper Company Project), “A”, 3.95%, 4/01/2033	$535,000	$538,166
South Carolina Jobs-Economic Development Authority, Health & Facilities Refunding Rev. (Rolling Green Village Project), “A”, 5%, 12/01/2035	1,000,000	1,044,784
South Carolina Jobs-Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “B-2”, 5%, 11/01/2049 (Put Date 11/01/2032)	410,000	452,115
South Carolina Jobs-Economic Development Authority, Residential Care Facilities Refunding Rev. (South Carolina Episcopal Home at Still Hopes), “A”, 5%, 4/01/2038	280,000	280,963
South Carolina Jobs-Economic Development Authority, Residential Development Rev. (Latitude at Wescott), 4%, 11/01/2035	1,000,000	1,002,110
South Carolina Medical University Hospital Authority, FHA-Insured Hospital Mortgage Rev. (Nexton Project), 5.25%, 5/15/2039	150,000	164,575
South Carolina Medical University Hospital Authority, FHA-Insured Hospital Mortgage Rev. (Nexton Project), 5.25%, 11/15/2039	200,000	219,042
		$9,331,641
South Dakota – 0.2%
South Dakota Health & Educational Facilities Authority Rev. (Monument Health), 5%, 9/01/2046	$1,000,000	$1,057,482
Tennessee – 2.6%
Chattanooga, TN, Health, Educational & Housing Facility Board Refunding Rev. (CDFI Phase I LLC - University of Tennessee at Chattanooga Project), 5%, 10/01/2035	$500,000	$500,129
Jackson, TN, Hospital Rev. (Jackson - Madison County General Hospital), 4%, 4/01/2041	415,000	383,609
Knox County, TN, Health Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	750,000	753,907
Knox County, TN, Health Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 9/01/2036	1,000,000	1,001,014
Knox County, TN, Health Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A1”, BAM, 5%, 7/01/2040	1,000,000	1,079,097
Knox County, TN, Health Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “B-1”, BAM, 5%, 7/01/2044	300,000	318,002
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board Senior Tax Increment Rev. (Graceland Project), “A”, 5.5%, 7/01/2037	100,000	76,080
Metropolitan Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 5%, 10/01/2041	1,000,000	999,795
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.25%, 7/01/2033	1,150,000	1,271,651
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2046	500,000	525,741
Nashville, TN, Metropolitan Development & Housing Agency Rev. (Fifth & Broadway Development), 5.125%, 6/01/2036 (n)	500,000	507,369
Rutherford County, Tennessee, Health & Educational Facilities Board, Student Housing Rev. (Madrone - MTSU Student Housing I, LLC Project), “A-1”, BAM, 5%, 7/01/2040	300,000	320,739
Shelby County, TN, Health, Educational & Housing Facility Board, Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	550,000	509,519
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	685,000	730,009
Tennessee Energy Acquisition Corp., Gas Project Refunding Rev., “A”, 5%, 12/01/2035	750,000	793,031
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	750,000	772,112
Tennessee Energy Acquisition Corp., Gas Project Rev., “C”, 5%, 2/01/2027	50,000	50,413
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 4%, 7/01/2043	645,000	636,426
		$11,228,643
Texas – 10.3%
Arlington, TX, Higher Education Finance Corp., Refunding Rev. (Basis Texas Charter Schools, Inc.), 5.125%, 6/15/2040	$870,000	$894,636
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	145,000	145,609
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	220,000	220,769
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	75,000	75,253
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2033	500,000	533,978
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2034	435,000	463,746
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.125%, 4/01/2043	230,000	238,626
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 4%, 4/01/2045	160,000	150,789
Celina, TX, Special Assessment Refunding & Improvement Rev. (The Lakes at Mustang Ranch Public Improvement District Major Improvement Area and Phases #2 - 7 Project), AGM, 5%, 9/01/2039	750,000	789,896
Central Texas Regional Mobility Authority, Senior Lien Rev., “A”, 5%, 1/01/2044	2,195,000	2,274,060
Dallas, TX, Love Field Airport Modernization Corp., General Airport Rev., 5%, 11/01/2035	1,000,000	1,004,808

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Dallas, TX, Senior Lien Special Tax Rev. (Fair Park Venue Project), 6.25%, 8/15/2053 (Put Date 8/15/2028)	$100,000	$100,137
Dowdell, TX, Public Utility District, “A”, BAM, 2%, 9/01/2026	200,000	199,370
El Paso, TX, Residential Development Rev. (EL Paso Royal Apartments Project), 4.25%, 10/01/2039	100,000	99,949
EP Cimarron Ventanas, TX, Residential Development Rev. (Home Essential Function Housing Program), 4.25%, 12/01/2034	760,000	753,271
EP Cimarron Ventanas, TX, Residential Development Rev. (Lifestyles at Los Paseos), 4.125%, 12/01/2039	155,000	154,765
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2037	95,000	103,756
Fort Worth, TX, Chaparral PFC Residential Development Rev. (Chaparral Ranch Project), 4%, 10/01/2035	830,000	822,215
Fort Worth, TX, Public Facility Corp., Residential Development Rev. (Skyline Prairie Homes Project), 5%, 4/01/2036	1,445,000	1,566,217
Fort Worth, TX, Special Tax Rev. (Convention Center Venue Project), 5.5%, 3/01/2043	755,000	822,204
FW Ramble Public Facility Corp., Texas Residential Development Rev. (Ramble & Rose Project), 4%, 10/01/2035	755,000	740,516
Galveston, TX, Wharves & Terminal, First Lien Rev., 5.25%, 8/01/2032	750,000	821,644
Galveston, TX, Wharves & Terminal, First Lien Rev., 5.25%, 8/01/2037	340,000	367,412
Galveston, TX, Wharves & Terminal, First Lien Rev., 5.25%, 8/01/2039	260,000	278,731
Godley, TX, Combination Tax & Rev., Certificates of Obligation, BAM, 5.25%, 8/15/2042	865,000	938,474
Grey Forest, TX, Gas System Rev., BAM, 5%, 2/01/2042	1,240,000	1,326,570
Grey Forest, TX, Gas System Rev., BAM, 5%, 2/01/2043	795,000	848,324
Harris County, TX, Cultural Education Facilities Finance Corp., Refunding Rev. (Houston Methodist), “A”, 5%, 12/01/2036	1,500,000	1,713,062
Houston, TX, Airport System Refunding Rev., “A”, AGM, 5%, 7/01/2034	1,000,000	1,099,724
Houston, TX, Airport System Refunding Rev., “A”, AGM, 5%, 7/01/2038	665,000	717,088
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B”, 5.25%, 7/15/2034	500,000	538,810
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B”, 5.5%, 7/15/2038	545,000	584,755
Las Varas, TX, Public Facility Corp., Credit Enhanced Multi-Family Housing Rev. (Central at Commerce), “A”, 3.35%, 11/01/2044 (Put Date 11/01/2029)	520,000	517,414
Las Varas, TX, Public Facility Corp., Essential Function Housing Development (Amara Apartments), 4.25%, 10/01/2035	680,000	675,732
Lavon, TX, Special Assessment Rev. (Trails of Lavon Public Improvement District Projects), 4.25%, 9/15/2032	741,000	752,157
Manvel, TX, South Manvel Development Authority Tax Increment Rev., AGM, 5%, 4/01/2036	250,000	263,560
Matagorda County, TX, Navigation District No. 1, Pollution Control Rev. (Central Power & Light Co.), 4.25%, 5/01/2030	500,000	517,642
McLennan County, TX, Waco Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2036	500,000	474,647
Memorial, TX, City Redevelopment Authority, Tax Increment Contract Rev., AGM, 5%, 9/01/2040	1,345,000	1,463,584
Memorial, TX, City Redevelopment Authority, Tax Increment Contract Rev., AGM, 5%, 9/01/2041	645,000	699,662
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Graphic Packaging International LLC Project), 5%, 12/01/2064 (Put Date 6/01/2030)	245,000	253,963
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Graphic Packaging International LLC Project), 5%, 12/01/2064 (Put Date 6/01/2030)	225,000	233,329
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “B-3”, 4.25%, 10/01/2030	205,000	204,096
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Brazos Presbyterian Homes, Inc. Project), 5.25%, 1/01/2040	870,000	922,191
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), “A”, 5%, 1/01/2035	350,000	341,926
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2034	585,000	640,527
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2035	455,000	497,314
North Texas Higher Education Authority, Inc., Education Loan Rev., “A”, 5%, 6/01/2033	400,000	427,508
North Texas Municipal Water District, Water System Refunding Rev., 5%, 9/01/2043	1,000,000	1,101,735
Panola County, TX, Carthage Independent School District, Unlimited Tax School Building, Texas PSF, 5%, 8/15/2038	250,000	254,726
Port Houston, TX, First Lien Rev., 4%, 10/01/2038	1,000,000	1,015,832
Princeton, TX, Special Assessment Rev. (Eastridge Public Improvement District Improvement Area No. 3 Project), 5%, 9/01/2044	500,000	509,269
Reeves & Ward Counties, TX, Pecos-Barstow-Toyah Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 5%, 2/15/2038	1,550,000	1,551,278
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Baylor Scott & White Health Project), “E”, 5%, 11/15/2044	1,500,000	1,631,495
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., GNMA, 5.75%, 1/01/2056	1,210,000	1,322,033
Texas Grand Parkway Transportation Corp., Grand Parkway System, Subordinate Tier Toll Rev. (TELA Supported), “A”, 5%, 10/01/2043	360,000	368,956
Texas Metrocare Services Rev., 5%, 11/01/2044	1,100,000	1,179,603
Texas Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Rev., “B”, 5.5%, 1/01/2054 (Put Date 1/01/2034)	930,000	1,016,649
Texas Municipal Gas Acquisition & Supply Corp. VI, Gas Supply Rev., 5%, 1/01/2036	1,500,000	1,588,477

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Texas Municipal Power Agency, Transmission System Refunding Rev., BAM, 5.5%, 9/01/2045	$435,000	$474,855
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.375%, 6/30/2038	175,000	184,524
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2040	635,000	669,341
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2034	1,000,000	1,118,791
Texas Public Finance Authority, Financing System Refunding Rev. (Midwestern State University), “A”, 4%, 12/01/2033	75,000	75,147
Travis County, TX, Housing Finance Corp., Multi-Family Housing Rev. (Airport Gateway Apartments), 4.125%, 6/01/2045 (Put Date 6/01/2027)	335,000	335,727
		$44,672,854
Utah – 0.6%
Brook View, UT, Infrastructure Financing District, Special Assessment (Brook View Assessment Area), 6.25%, 12/01/2055	$316,000	$320,349
Salt Lake City, UT, Airport Rev. (International Airport), “A”, 5.25%, 7/01/2037	1,000,000	1,106,177
Utah Charter School Finance Authority, Charter School Refunding Rev. (Voyage Academy Project), 5%, 4/15/2040	425,000	447,140
Utah Housing Corp., Mortgage-Backed Securities, “I”, GNMA, 5%, 9/21/2052	575,448	575,433
Utah Housing Corp., Single Family Mortgage Rev., “A”, GNMA, 6.5%, 1/01/2054	95,000	102,853
		$2,551,952
Vermont – 0.7%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2032	$1,000,000	$1,065,341
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2032	1,700,000	1,811,079
		$2,876,420
Virginia – 1.1%
Chesapeake, VA, Economic Development Authority, Pollution Control Rev. (Virginia Electric & Power Co. Project), “A”, 3.65%, 2/01/2032 (Put Date 10/01/2027)	$305,000	$308,375
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “A”, 3.65%, 11/01/2035 (Put Date 10/01/2027)	85,000	85,941
Virginia Beach, VA, Development Authority, Residential Care Facility Refunding Rev. (Westminster - Canterbury on Chesapeake Bay), 5%, 9/01/2029	95,000	97,320
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “B-3”, 5.375%, 9/01/2029	750,000	752,161
Virginia Small Business Financing Authority Rev. (I-495 HOT Lanes Project), 5%, 12/31/2038	695,000	732,159
Virginia Small Business Financing Authority, Residential Care Facilities Refunding Rev. (Lifespire of Virginia), “A”, 5%, 12/01/2037	1,620,000	1,766,808
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), “C”, 5%, 6/01/2042	500,000	500,146
York, VA, Economic Development Authority, Pollution Control Rev. (Virginia Electric & Power Co. Project), “A”, 3.65%, 5/01/2033 (Put Date 10/01/2027)	610,000	616,751
		$4,859,661
Washington – 2.5%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$210,000	$206,910
King County, WA, Housing Authority, Pooled Housing Refunding Rev., 5%, 7/01/2040	865,000	915,300
Klickitat County, WA, Public Utility District No. 1 Electric System Refunding Rev., AGM, 5%, 12/01/2034	1,350,000	1,520,601
Pacific County, WA, Public Healthcare Services District No. 3 Unlimited Tax General Obligation (Ocean Beach Hospital and Medical Clinics), 5.25%, 12/01/2039	500,000	549,453
Pasco, WA, Local Improvement District No. 152, 5.375%, 8/01/2042	460,000	507,467
Seattle, WA, Port Intermediate Lien Refunding Rev., “A”, 5%, 5/01/2033	750,000	761,542
Spokane County, WA, Airport Rev., 5.25%, 1/01/2044	1,115,000	1,185,380
Vancouver, WA, Housing Authority Rev. (Cougar Creek Project), “A”, 4%, 10/01/2034	220,000	222,894
Vancouver, WA, Housing Authority Rev. (Navalia and Alena Projects), 4%, 8/01/2034	880,000	871,607
Washington Health Care Facilities Authority Rev. (CommonSpirit Health), “A”, 5%, 9/01/2037	600,000	663,119
Washington State Higher Education Facilities Authority Refunding Rev. (Gonzaga University Project), 4%, 4/01/2041	1,000,000	1,004,158
Washington State Housing Finance Commission, Multi-Family Rev. (Mill at First Hill Apartments Project), FNMA, 4.15%, 7/01/2034	105,000	107,692
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Horizon House Project), 5%, 1/01/2038 (n)	500,000	501,302
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Horizon House Project), “A”, 6%, 1/01/2046	1,000,000	1,049,077

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Washington – continued
Washington State Housing Finance Commission, Nonprofit Housing Rev. (Eastside Retirement Association DBA Emerald Heights Project), “B-1”, 5%, 7/01/2038	$795,000	$844,289
		$10,910,791
West Virginia – 0.3%
Ohio County, WV, Commission Tax Increment Refunding & Improvement Rev. (The Highlands Project), 5%, 6/01/2034	$300,000	$321,384
Ohio County, WV, Special District Excise Tax, Improvement Refunding Rev. (Fort Henry Economic Opportunity Development District-The Highland Project), “A”, AGM, 5%, 6/01/2040	425,000	463,217
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	330,000	328,608
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Commercial Metals Co. Project), 4.625%, 4/15/2055 (Put Date 5/15/2032)	230,000	237,250
		$1,350,459
Wisconsin – 5.1%
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Froedtert Health, Inc. Obligated Group), “A”, 4%, 4/01/2040	$1,000,000	$988,912
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2027	290,000	291,195
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2028	195,000	196,537
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2029	310,000	312,899
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2037	200,000	219,538
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2035	285,000	306,710
Wisconsin Health & Educational Facilities Authority Rev. (Fort HealthCare, Inc.), “B”, 5%, 10/01/2054 (Put Date 10/03/2034)	1,000,000	1,084,283
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.5%, 3/15/2033	135,000	134,887
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2030	400,000	403,549
Wisconsin Health & Educational Facilities Authority Rev. (Wisconsin Housing Preservation Corp.), “A”, 5%, 11/01/2035	880,000	967,726
Wisconsin Housing & Economic Development Authority, Home Ownership Rev., GNMA, 6%, 3/01/2055	950,000	1,030,506
Wisconsin Public Finance Authority Rev. (Kahala Nui Project), 5%, 11/15/2034	335,000	366,343
Wisconsin Public Finance Authority Rev. (Kahala Nui Project), 5%, 11/15/2036	435,000	471,903
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.875%, 4/01/2045	155,000	155,029
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2033	1,125,000	1,187,219
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2037	315,000	332,651
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	45,000	45,041
Wisconsin Public Finance Authority, Education Refunding Rev. (Pinecrest Academy of Nevada - Sloan Canyon Campus Project), “A”, 4%, 7/15/2039 (n)	1,000,000	952,718
Wisconsin Public Finance Authority, Education Rev. (Mater Academy of Nevada-Cactus Park Campus Project), “A”, 5%, 12/15/2035	695,000	715,793
Wisconsin Public Finance Authority, Education Rev. (Pinecrest Academy of Nevada - Pinecrest Academy Springs Campus Project), “A”, 4%, 7/15/2033	750,000	748,299
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2032	1,100,000	1,132,476
Wisconsin Public Finance Authority, Housing Rev. (Aggie Apartment Life Holding Corp. II LLC Project), 5%, 6/01/2034	1,100,000	1,165,830
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	105,000	76,650
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates (Dominium Holdings I), “B-1”, 6.81%, 4/28/2036	305,000	316,584
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates, “1-A”, FHLMC, 4.1%, 9/25/2039 (n)	605,000	598,867
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Clipper Cove Apartments Project), 4%, 5/01/2036	1,630,000	1,622,978
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Foothill Affordable Housing Foundation-Elliot Baymeadows Apartments Project), FNMA, 4.5%, 7/01/2067 (Put Date 7/01/2035)	770,000	788,667
Wisconsin Public Finance Authority, Municipal Certificates (Kawa Fund Limited), “1-A”, 3.625%, 6/15/2063 (Put Date 6/15/2031)	712,391	714,122
Wisconsin Public Finance Authority, NHP Foundation Rev. (Emle Germantown Apartments), “A-1”, 4%, 5/01/2036	2,040,000	1,995,730
Wisconsin Public Finance Authority, Project Rev. (Eastern Michigan University Student Housing Project), “A-1”, 5.25%, 7/01/2037	670,000	735,008
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2030	535,000	552,220

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5%, 5/15/2030 (n)	$250,000	$251,776
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (Campus Real Estate Holding Corp. LLC Project), “A”, 5%, 6/01/2035	855,000	906,823
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “B”, 5%, 6/15/2030	165,000	173,278
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “B”, 5.25%, 6/15/2035	175,000	191,626
Wisconsin Public Finance Authority, Texas Infrastructure Program Improvement & Refunding Rev. (Astro Texas Land Projects), Capital Appreciation, 0%, 12/15/2037	244,000	123,389
		$22,257,762
Total Municipal Bonds		$416,823,602
Other Municipal Bonds – 0.2%
Multi-Family Housing Revenue – 0.2%
Affordable Housing Opportunities Trust Certificates, AH-01, “A”, 3.528%, 5/01/2039 (n)	$270,000	$229,698
Freddie Mac, 4.687%, 10/25/2040	353,480	368,194
Freddie Mac, 4.614%, 8/25/2041	380,075	394,348
Total Other Municipal Bonds		$992,240
Bonds – 0.1%
Transportation & Logistics – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	$500,000	$449,291
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n)	186,577	67,804
Total Bonds		$517,095
Contingent Value Instruments – 0.0%
General Obligations - General Purpose – 0.0%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$149,061	$107,137
Mutual Funds (h) – 3.4%
Money Market Funds – 3.4%
MFS Institutional Money Market Portfolio, 3.67% (v)	14,750,721	$14,750,721

Other Assets, Less Liabilities – 0.6%		2,438,438
Net Assets – 100.0%		$435,629,233

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $14,750,721 and
$418,440,074, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,286,684, representing 1.7% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.

Portfolio of Investments (unaudited) – continued
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SOFR	Secured Overnight Financing Rate
VRDN
Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$417,922,979	$—	$417,922,979
U.S. Corporate Bonds	—	517,095	—	517,095
Investment Companies	14,750,721	—	—	14,750,721
Total	$14,750,721	$418,440,074	$—	$433,190,795
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended June 30, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,069,633	$41,634,384	$32,952,484	$(126)	$(686)	$14,750,721

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$97,156	$—